Employee benefits (Tables)	6 Months Ended
Jun. 30, 2023
Employee Benefits
Schedule of reconciliation of assets and liabilities recognized in the statement of financial position

	June 30, 2023			December 31, 2022
	Overfunded pension plans (i)	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Balance at beginning of the period	1,114	-	-	919	-	-
Interest income	53	-	-	84	-	-
Changes on asset ceiling	350	-	-	65	-	-
Translation adjustment	85	-	-	46	-	-
Balance at end of the period	1,602	-	-	1,114	-	-

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(5,406)	(643)	(1,132)	(5,142)	(608)	(1,057)
Fair value of assets	7,103	354	-	6,340	339	-
Effect of the asset ceiling	(1,602)	-	-	(1,114)	-	-
Assets (liabilities)	95	(289)	(1,132)	84	(269)	(1,057)

Current liabilities	-	(13)	(55)	-	(10)	(56)
Non-current assets (liabilities)	95	(276)	(1,077)	84	(259)	(1,001)
Assets (liabilities)	95	(289)	(1,132)	84	(269)	(1,057)

(i)	The pension plan asset is recorded as “Other non-current assets” in the statement of financial position.

Schedule of assumptions used for the Monte Carlo simulation

	2023	2022
Granted shares	1,177,755	1,709,955
Date shares were granted	04/28/2023	01/03/2022
VALE (R$)	88.88	78.00
VALE ON (US$)	16.60	13.81
Expected volatility (per year)	48.33%	39.00%
Expected term (in years)	3	3
Expected performance factor	72.42%	53.08%